Personnel expenses	12 Months Ended
Dec. 31, 2021
Personnel Expense [Abstract]
Personnel expenses
22.	Personnel expenses

	Note	2021	2020
Short-term employee benefits		1,863,907	857,217
Contributions to defined contribution plans		9,323	7,925
Current and past service costs related to defined benefit plans	15	55,437	528
Termination benefits		6,053	7,863
Equity-settled share-based payment transactions	20	15,424	7,046
Cash-settled share-based payment transactions	20	23,937	7,606
		1,974,081	888,185
In 2020, the Canada Emergency Wage Subsidy (“CEWS”) was established to enable Canadian employers to re-hire
workers previously laid off, help prevent further job losses, and to better position themselves to resume normal operations following the
COVID-19
pandemic declaration and crisis.
The program has been separated in
4-week
claim periods spanning from March 15, 2020 to October 23, 2021. The CEWS for periods prior to July 5, 2020 provided a subsidy of 75% of employee wages to a maximum of CAD $847 (approximately USD $631) per employee per week for eligible Canadian employers. The subsidy available for periods after July 5, 2020 is determined on a sliding scale that is capped at specific rates per period.
To be eligible to receive the wage subsidy, a Canadian employer needed to have sustained a 30% decrease in revenues (15% for the first claim period) as compared to the same period in the previous year or to the average monthly sales recognized in January and February 2020 for the periods prior to July 5, 2020. For the following periods, until July 4, 2021, any drop in qualifying revenues makes an employer entitled to the subsidy, in an amount determined on a sliding scale and in proportion to the decrease in the qualifying revenues. For periods after July 4, 2021, a revenue drop of over 10% is required to receive the CEWS.
During 2021, certain legal entities within the Company qualified for the CEWS resulting in a $12.3 million (2020 - $52.3 million) subsidy that is recorded and offset against personnel expenses, presented in short-term employee benefits, in the consolidated statement of income.